Net finance costs (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Net finance costs
Interest payable on bank loans and overdrafts	£ (1,247)	£ (3,076)	£ (3,058)
Interest payable on secured term loan facility, senior secured notes and revolving facilities	(35,298)	(30,671)	(19,975)
Interest payable on lease liabilities (Note 14)	(681)	(208)	(97)
Amortization of issue costs on secured term loan facility, senior secured notes and revolving facilities	(1,551)	(745)	(713)
Foreign exchange losses on retranslation of unhedged US dollar borrowings	(2,755)		(58,738)
Unwinding of discount relating to registrations	(15,593)	(8,326)	(2,363)
Interest on provisions		(287)
Hedge ineffectiveness on cash flow hedges			(971)
Fair value movement on derivative financial instruments:
Embedded foreign exchange derivatives	(6,742)	(1,604)
Total finance costs	(63,867)	(44,917)	(85,915)
Interest receivable on short-term bank deposits	1,686	728	145
Foreign exchange gains on retranslation of unhedged US dollar borrowings		22,375
Reclassified from hedging reserve			326
Interest on provisions	26
Hedge ineffectiveness on cash flow hedges	784	420
Fair value movement on derivative financial instruments:
Embedded foreign exchange derivatives			23,205
Total finance income	2,496	23,523	23,676
Net finance costs	£ (61,371)	£ (21,394)	£ (62,239)